Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		€ 4,192	€ 3,364	€ 8,074	€ 6,217
Trading income	[1]	674	1,812	2,070	2,771
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		7	(107)	123	37
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		(38)	110	(15)	311
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		643	1,815	2,178	3,119
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	[2]	4,835	5,179	10,252	9,336
Corporate Bank		1,299	856	2,604	1,686
Corporate Treasury Services		740	584	1,546	1,145
Institutional Client Services		244	117	466	234
Business Banking		315	154	593	307
Investment Bank		2,006	2,160	4,408	4,929
FIC Sales & Trading		2,084	2,356	4,472	5,157
Remaining Products		(78)	(196)	(65)	(228)
Private Bank		1,639	1,783	3,208	3,159
Private Bank Germany		1,089	1,309	2,108	2,255
International Private Bank		550	474	1,101	904
Asset Management		18	(69)	(2)	(137)
Corporate & Other		(127)	449	34	(300)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 4,835	€ 5,179	€ 10,252	€ 9,336

[1]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting
[2]	Prior year segmental information has been aligned to presentation in the current year